Label	Element	Value
Increase (decrease) due to changes in accounting policy [member]
Equity	ifrs-full_Equity	$ (265,000,000)
Limited Partners 1 [Member]
Equity	ifrs-full_Equity	1,453,000,000
Limited Partners 1 [Member] | Increase (decrease) due to changes in accounting policy [member]
Equity	ifrs-full_Equity	(132,000,000)
Redeemable Noncontrolling Interest Attributable To Owners Of Parent [Member]
Equity	ifrs-full_Equity	1,310,000,000
Redeemable Noncontrolling Interest Attributable To Owners Of Parent [Member] | Increase (decrease) due to changes in accounting policy [member]
Equity	ifrs-full_Equity	(128,000,000)
Changes In Ownership Interests Of Consolidated Subsidiaries [Member] | Limited Partners 1 [Member]
Equity	ifrs-full_Equity	0
Changes In Ownership Interests Of Consolidated Subsidiaries [Member] | Redeemable Noncontrolling Interest Attributable To Owners Of Parent [Member]
Equity	ifrs-full_Equity	0
Accumulated other comprehensive income [member] | Limited Partners 1 [Member]
Equity	ifrs-full_Equity	(112,000,000)	[1]
Accumulated other comprehensive income [member] | Redeemable Noncontrolling Interest Attributable To Owners Of Parent [Member]
Equity	ifrs-full_Equity	(165,000,000)	[1]
Retained earnings [member] | Noncontrolling Interest Attributable To Special Limited Partners [Member]
Equity	ifrs-full_Equity	0
Retained earnings [member] | Limited Partners 1 [Member]
Equity	ifrs-full_Equity	(201,000,000)
Retained earnings [member] | Limited Partners 1 [Member] | Increase (decrease) due to changes in accounting policy [member]
Equity	ifrs-full_Equity	(132,000,000)
Retained earnings [member] | Redeemable Noncontrolling Interest Attributable To Owners Of Parent [Member]
Equity	ifrs-full_Equity	(199,000,000)
Retained earnings [member] | Redeemable Noncontrolling Interest Attributable To Owners Of Parent [Member] | Increase (decrease) due to changes in accounting policy [member]
Equity	ifrs-full_Equity	(128,000,000)
Issued capital [member] | Limited Partners 1 [Member]
Equity	ifrs-full_Equity	1,766,000,000
Issued capital [member] | Redeemable Noncontrolling Interest Attributable To Owners Of Parent [Member]
Equity	ifrs-full_Equity	1,674,000,000
Other equity interest [member]
Equity	ifrs-full_Equity	3,021,000,000
Other equity interest [member] | Increase (decrease) due to changes in accounting policy [member]
Equity	ifrs-full_Equity	(5,000,000)
Noncontrolling Interest Attributable To Preference Shares [Member]
Equity	ifrs-full_Equity	$ 15,000,000

[1]	See Note 20 for additional information.